Segmented Reporting (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Summary of Segment Information

Year ended December 31, 2019 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,654	4,788	—	6,442
Purchased power	—	3,111	—	3,111
Operation, maintenance and administration	369	615	7	991
Depreciation and amortization	462	409	—	871
Income (loss) before financing charges and income tax expense	823	653	(7)	1,469

Capital investments	1,035	624	—	1,659

Year ended December 31, 2018 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,688	4,422	—	6,110
Purchased power	—	2,899	—	2,899
Operation, maintenance and administration	424	608	23	1,055
Depreciation and amortization	435	395	—	830
Income (loss) before financing charges and income tax expense	829	520	(23)	1,326

Capital investments	985	577	—	1,562
Total Assets by Segment:

December 31 (millions of dollars)	2019	2018
Transmission	14,917	13,877
Distribution	9,943	9,277
Other	2,057	2,415
Total assets	26,917	25,569
Total Goodwill by Segment:

December 31 (millions of dollars)	2019	2018
Transmission	157	157
Distribution	168	168
Total goodwill	325	325